Description of Organization and Business Operations (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Organization, Description of Business, and Nature of Operations [Abstract]
Cash	$ 30,422
Year of inception	August 29, 2025 (Inception) to December 31, 2025
Net loss	$ (151,410)	$ (23,935)	$ 77,600
Total liabilities	$ 61,832